Recent Accounting Pronouncements (Narrative) (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, Right-of-use asset	$ 58,000	$ 41,000
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, Right-of-use asset			$ 98,000
Finance Lease, Right-of-Use Asset			$ 0